Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and expenses as of and during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. The Company assesses estimates on an ongoing basis; however, actual results could materially differ from those estimates. Significant estimates and assumptions reflected within these financial statements include, but are not limited to, prepaid and accrued research and development expenses, including those related to contract research organizations, or CROs, contract development manufacturing organizations, or CDMOs, and other third-party vendors, and the valuation of the Company’s common stock, stock- based awards, and Convertible Notes. Changes in estimates are recorded in the period in which they become known.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and expenses as of and during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. The Company assesses estimates on an ongoing basis; however, actual results could materially differ from those estimates. Significant estimates and assumptions reflected within these financial statements include, but are not limited to, prepaid and accrued research and development expenses, including those related to contract research organizations, or CROs, contract development manufacturing organizations, or CDMOs, and other third-party vendors, and the valuation of the Company’s common stock, stock- based awards, and Convertible Notes. Changes in estimates are recorded in the period in which they become known.

Segment Reporting

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or CODM, in deciding how to allocate resources and in assessing performance. The Company’s CODM, its Chief Executive Officer and Chief Financial Officer, view the Company’s operations as a single operating segment, which is the business of discovering and developing novel orally bioavailable, small molecule therapies across a broad range of diseases driven by STAT3 with high unmet need.

All of the Company’s long-lived assets are held in the United States.

Refer to Note 17, Segment Reporting, for additional disclosures related to segment information.

Accounting Pronouncements Recently Issued

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, or ASU 2023-07. ASU 2023-07 expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. The Company adopted the guidance in the fiscal year beginning January 1, 2024. There was no impact on the Company’s reportable segments identified and additional required disclosures have been included in Note 17, Segment Reporting.

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 requires public business entities to disclose additional information in specified categories with respect to the reconciliation of the effective tax rate to the statutory rate (the rate reconciliation) for federal, state, and foreign income taxes. It also requires greater detail about individual reconciling items in the rate reconciliation to the extent the impact of those items exceeds a specified threshold (if the effect of those reconciling items is equal to or greater than 5% of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). In addition to new disclosures associated with the rate reconciliation, ASU 2023-09 requires information pertaining to taxes paid (net of refunds received) to be disaggregated for federal, state, and foreign taxes and further disaggregated for specific jurisdictions to the extent the related amounts exceed a quantitative threshold. The amendments are effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted. As of March 31, 2025, the Company has not yet adopted this new ASU however the Company expects no impact to its operations, cash flows, financial condition, or any related disclosures, upon adoption.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in ASU 2024-03 address investor requests for more detailed expense information and require additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included in the statement of operations. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the provisions of this guidance and the potential impact on its financial statements and disclosures.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, or ASU 2023-07. ASU 2023-07 expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. The Company adopted the guidance in the fiscal year beginning January 1, 2024. There was no impact on the Company’s reportable segments identified and additional required disclosures have been included in Note 17, Segment Reporting.

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, or ASU 2023-09. ASU 2023-09 requires public business entities to disclose additional information in specified categories with respect to the reconciliation of the effective tax rate to the statutory rate (the rate reconciliation) for federal, state, and foreign income taxes. It also requires greater detail about individual reconciling items in the rate reconciliation to the extent the impact of those items exceeds a specified threshold (if the effect of those reconciling items is equal to or greater than 5% of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). In addition to new disclosures associated with the rate reconciliation, ASU 2023-09 requires information pertaining to taxes paid (net of refunds received) to be disaggregated for federal, state, and foreign taxes and further disaggregated for specific jurisdictions to the extent the related amounts exceed a quantitative threshold. The amendments are effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted. As of December 31, 2024, the Company has not yet adopted this new ASU however the Company expects no impact to its operations, cash flows, financial condition, or any related disclosures, upon adoption.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in ASU 2024-03 address investor requests for more detailed expense information and require additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included in the statement of operations. This guidance is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the provisions of this guidance and the potential impact on its financial statements and disclosures.

Cara Therapeutics, Inc.
Basis of Presentation and Principles of Consolidation

The condensed consolidated financial statements included herein include the results of the financial operations of Cara Therapeutics, Inc. and its wholly-owned subsidiary, Cara Royalty Sub, LLC (“Cara Royalty Sub”), a Delaware limited liability company which was formed in November 2023 for the purpose of the transactions contemplated by the Original HCR Agreement described in Note 9, Royalty Purchase and Sale Agreement. All intercompany balances and transactions have been eliminated.

The unaudited interim condensed consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the SEC. Accordingly, they do not include all information and disclosures necessary for a presentation of the Cara’s financial position, results of operations and cash flows in conformity with generally accepted accounting principles in the United States of America (“GAAP”). In the opinion of management, these unaudited interim condensed consolidated financial statements reflect all adjustments, consisting primarily of normal recurring accruals, necessary for a fair presentation of results for the periods presented. The results of operations for interim periods are not necessarily indicative of the results for the full year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from this report, as is permitted by SEC rules and regulations; however, the Company believes that the disclosures are adequate to make the information presented not misleading. The condensed consolidated balance sheet data as of December 31, 2024 were derived from audited financial statements, but do not include all disclosures required by GAAP. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited financial statements and accompanying notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

On December 30, 2024, Cara effected the 2024 Reverse Stock Split. Additionally, concurrently with the closing of the Merger on April 15, 2025, as described in more detail in Note 18, Subsequent Events, Cara effected the 2025 Reverse Stock Split. Unless otherwise indicated, all share and per share amounts contained in these condensed consolidated financial statements and accompanying notes, and elsewhere in this Quarterly Report on Form 10-Q, give retroactive effect to the 2024 Reverse Stock Split and 2025 Reverse Stock Split.

Reverse Stock Split

At a special meeting of the Company’s stockholders held on April 1, 2025 (the “Special Meeting”), the Company’s stockholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation to effect a reverse stock split of the Company’s issued common stock at a ratio of 1:3 (the “2025 Reverse Stock Split”) and (ii) an amendment to the Company’s amended and restated certificate to increase the authorized number of shares of the Company’s common stock from 16,666,667 shares to 150,000,000 shares. On April 15, 2025, the Company amended its amended and restated certificate of incorporation to (i) effect the 2025 Reverse Stock Split, effective as of 4:01 pm Eastern Time on April 15, 2025, and (ii) to increase the authorized number of shares of the Company’s common stock from 16,666,667 shares to 150,000,000 shares, effective as of 4:02 pm Eastern Time on April 15, 2025 (see Note 23, Subsequent Events).

As a result of the 2025 Reverse Stock Split, every three shares of the Company’s common stock held by a stockholder immediately prior to the 2025 Reverse Stock Split were combined and reclassified into one share of the Company’s common stock. As such, immediately following the 2025 Reverse Stock Split, there were approximately 1.5 million shares of the Company’s common stock outstanding.

No fractional shares were issued in connection with the 2025 Reverse Stock Split. Stockholders who would have otherwise held a fraction of a share of common stock of the Company received a cash payment in lieu thereof. In addition, proportionate adjustments were made to the number of shares underlying, and the exercise or conversion prices of, the Company’s outstanding stock options, and to the number of shares of common stock issuable under the Company’s equity incentive plans.

Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the 2025 Reverse Stock Split.

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements include the results of the financial operations of Cara Therapeutics, Inc. and Cara Royalty Sub, a Delaware limited liability company which was formed in November 2023 for the purpose of the transactions contemplated by the HCR Agreement described in Note 10, Royalty Purchase and Sale Agreement. All intercompany balances and transactions have been eliminated.

The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, or GAAP.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires Cara to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, as of the date of the condensed consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. The more significant estimates include the amount and periods over which certain revenues will be recognized, including future ex-U.S. royalties and milestones projected in relation to the HCR Agreement, related party accounts receivable reserve, as applicable, inventory valuation and related reserves, research and development (“R&D”), clinical costs, as applicable, and accrued research projects included in prepaid expenses and accounts payable and accrued expenses, as applicable, the amount of non-cash compensation costs related to share-based payments to employees and non-employees, restructuring costs, as applicable, and the likelihood of realization of deferred tax assets.

The impact from global economic conditions and potential and continuing disruptions to and volatility in the credit and equity markets in the United States and worldwide are highly uncertain and cannot be predicted, including impacts from global health crises, geopolitical tensions, such as the ongoing conflicts between Russia and Ukraine, conflict in the Middle East, and increasing tensions between China and Taiwan, and government actions implemented as a result of the foregoing, fluctuations in inflation, rising interest rates, tariffs, uncertainty and liquidity concerns in the broader financial services industry, and a potential recession in the United States. Estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require the exercise of judgment. As of the date of issuance of these condensed consolidated financial statements, Cara is not aware of any specific event or circumstance that would require Cara to update its estimates, assumptions and judgments or revise the reported amounts of assets and liabilities or the disclosure of contingent assets and liabilities. These estimates, however, may change as new events occur and additional information is obtained, and are recognized in the condensed consolidated financial statements as soon as they become known.

Actual results could differ materially from the Company’s estimates and assumptions.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, as of the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. The more significant estimates include the fair value of marketable securities that are classified as level 2 of the fair value hierarchy in the prior period, the amount and periods over which certain revenues will be recognized, including licensing and collaborative revenue recognized from non-refundable up-front and milestone payments and future ex-U.S. royalties and milestones projected in relation to the HCR Agreement, related party accounts receivable reserve, as applicable, inventory valuation and related reserves, research and development, or R&D, clinical costs and accrued research projects included in prepaid expenses and accounts payable and accrued expenses, as applicable, the amount of non-cash compensation costs related to share-based payments to employees and non-employees, restructuring costs, the amount of lease incentives, as applicable, and the incremental borrowing rate used in lease calculations and the likelihood of realization of deferred tax assets.

The impact from global economic conditions and potential and continuing disruptions to and volatility in the credit and equity markets in the United States and worldwide are highly uncertain and cannot be predicted, including impacts from global health crises, geopolitical tensions, such as the ongoing conflicts between Russia and Ukraine, conflict in the Middle East, and increasing tensions between China and Taiwan, and government actions implemented as a result of the foregoing, fluctuations in inflation and interest rates, uncertainty and liquidity concerns in the broader financial services industry, and a potential recession in the United States. Estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require the exercise of judgment. As of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require the Company to update its estimates, assumptions and judgments or revise the reported amounts of assets and liabilities or the disclosure of contingent assets and liabilities. These estimates, however, may change as new events occur and additional information is obtained, and are recognized in the consolidated financial statements as soon as they become known.

Actual results could differ materially from the Company’s estimates and assumptions.

Significant Accounting Policies

Significant Accounting Policies

There have been no material changes to the significant accounting policies previously disclosed in Note 2 to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

Segment Reporting

Segment Reporting

On June 14, 2024, Cara’s Board of Directors approved a streamlined operating plan exploring strategic alternatives focused on maximizing shareholder value after Cara announced its decision to discontinue the clinical program in notalgia paresthetica (“NP”) on June 12, 2024. Prior to Cara’s winddown of its historical operations, Cara was a biopharmaceutical corporation focused on improving the lives of patients suffering from chronic pruritus. Cara viewed its operations and managed its business as a single operating segment that constituted all of the consolidated entity, which historically included all activities related to the discovery, development, and commercialization of its product, difelikefalin, to treat chronic pruritus. The accounting policies of the segment are the same as those described throughout Note 2 to the Consolidated Financial Statements in Cara’s Annual Report on Form 10-K for the year ended December 31, 2024. As a result, there are no differences from Cara’s last Annual Report in the segmentation or measurement basis for segment profit or loss.

Cara’s Chief Operating Decision Maker (“CODM”) was its Chief Executive Officer. The key measure of segment profit or loss that the CODM used to allocate resources and assess performance was Cara’s consolidated net loss, as reported in its Condensed Consolidated Statements of Comprehensive Loss. Consolidated net loss, including significant expense line items, was also used to monitor budget versus actual results. All revenue and expense categories in the Condensed Consolidated Statements of Comprehensive Loss were significant and regularly reviewed by the CODM. Other information not disclosed separately in the Statements of Comprehensive Loss for the segment include 1) interest revenue and other expenses which are historically netted together within interest income, net on the Condensed Consolidated Statements of Comprehensive Loss, of which almost all relate to interest revenue and only an immaterial amount historically relates to other expenses; and 2) depreciation and amortization expense of $0 and $42 which are included within R&D and G&A expense line items in the Condensed Consolidated Statements of Comprehensive Loss for the three months ended March 31, 2025 and 2024, respectively.

The measure used by the CODM for segment assets is reported in the Condensed Consolidated Balance Sheets as total consolidated assets, with particular emphasis on Cara’s available liquidity, including its cash, cash equivalents and restricted cash, as applicable, accounts receivable – related party, net, and available-for-sale marketable securities, as applicable, reduced by Cara’s liabilities also included on the Condensed Consolidated Balance Sheets.

Cara did not have intra-entity sales or transfers.

Segment Reporting

The Company is a biopharmaceutical corporation that has been focused on improving the lives of patients suffering from chronic pruritus. The Company views its operations and manages its business as a single operating segment that constitutes all of the consolidated entity, which includes all activities related to the discovery, development, and commercialization of its product, difelikefalin, to treat chronic pruritus. The accounting policies of the segment are the same as those described throughout Note 2. Refer to Revenue Recognition within Note 2 for a discussion on how the Company derives its revenue from difelikefalin.

The Company’s Chief Operating Decision Maker, or CODM, is its Chief Executive Officer, or CEO. The key measure of segment profit or loss that the CODM uses to allocate resources and assess performance is the Company’s consolidated net loss, as reported in its Consolidated Statements of Comprehensive Loss. Consolidated net loss, including significant expense line items, are also used to monitor budget versus actual results. All revenue and expense categories in the Consolidated Statements of Comprehensive Loss are significant and regularly reviewed by the CODM. Other information not disclosed separately in the Statements of Comprehensive Loss for the segment include 1) interest revenue and other expenses which are netted together within interest income, net on the Consolidated Statements of Comprehensive Loss, of which almost all relate to interest revenue and only an immaterial amount relates to other expenses for those respective periods; and 2) depreciation and amortization expense of $192, $259, and $248 which are included within R&D and G&A expense line items in the Consolidated Statements of Comprehensive Loss for the years ended December 31, 2024, 2023, and 2022, respectively.

The measure used by the CODM for segment assets is reported in the Consolidated Balance Sheets as total consolidated assets, with particular emphasis on the Company’s available liquidity, including its cash, cash equivalents and restricted cash, as applicable, accounts receivable – related party, net, and available-for-sale marketable securities, as applicable, reduced by the Company’s liabilities also included on the Consolidated Balance Sheets.

The Company does not have intra-entity sales or transfers.

Accounting Pronouncements Recently Issued

Accounting Pronouncements Recently Adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which applies to all entities subject to income taxes. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is intended to provide more detailed income tax disclosures. For public business entities, the new requirements became effective for annual periods beginning after December 15, 2024. ASU 2023-09 will be applied on a prospective basis with the option to apply the standard retrospectively. Cara adopted ASU 2023-09 on January 1, 2025, and it does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.

Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”), which applies to all public business entities. ASU 2024-03 requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard requires that a public business entity disclose in the footnotes the following information at each interim and annual reporting period: 1) purchases of inventory; 2) employee compensation; 3) depreciation; 4) intangible asset amortization; and 5) depreciation, depletion, and amortization recognized as part of oil and gas-producing activities. Public business entities are also required to include certain expense, gain, or loss amounts that are already required to be disclosed under GAAP, a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and the total amount of selling expenses and, in annual reporting periods, the entity’s definition of selling expenses. The new standard does not change the requirements for the presentation of expenses on the face of the income statement. For all public business entities, the new requirements will be effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. Cara expects to adopt ASU 2024-03 on January 1, 2027, and it does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.

Accounting Pronouncements Recently Adopted

In November 2023, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, or ASU 2023-07, which expanded the disclosures for reportable segments made by public entities. These amendments within ASU 2023-07 retained the existing disclosure requirements in ASC 280 and expanded upon them to require public entities to disclose significant expenses for reportable segments in both interim and annual reporting periods, as well as items that were previously disclosed only annually on an interim basis, including disclosures related to a reportable segment’s profit or loss and assets. In addition, entities with a single reportable segment must provide all segment disclosures required in ASC 280, including the new disclosures for reportable segments under the amendments in ASU 2023-07. The amendments did not change the existing guidance on how a public entity identified and determined its reportable segments. A public entity should apply the amendments in ASU 2023-07 retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in ASU 2023-07 are effective for annual periods for all public entities in fiscal years beginning after December 15, 2023, and in interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 on January 1, 2024, and included new applicable disclosures in Note 2 of Notes to Consolidated Financial Statements in this Annual Report on Form 10-K. The adoption of ASU 2023-07 did not have a material effect on its results of operations, financial position, and cash flows.

Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40), or ASU 2024-03, which applies to all public business entities. ASU 2024-03 requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The new standard requires that a public business entity disclose in the footnotes the following information at each interim and annual reporting period: 1) purchases of inventory; 2) employee compensation; 3) depreciation; 4) intangible asset amortization; and 5) depreciation, depletion, and amortization recognized as part of oil and gas-producing activities. Public business entities are also required to include certain expense, gain, or loss amounts that are already required to be disclosed under GAAP, a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and the total amount of selling expenses and, in annual reporting periods, the entity’s definition of selling expenses. The new standard does not change the requirements for the presentation of expenses on the face of the income statement. For all public business entities, the new requirements will be effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company expects to adopt ASU 2024-03 on January 1, 2027, and it does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, or ASU 2023-09, which applies to all entities subject to income taxes. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is intended to provide more detailed income tax disclosures. For public business entities, the new requirements will be effective for annual periods beginning after December 15, 2024. ASU 2023-09 will be applied on a prospective basis with the option to apply the standard retrospectively.

The Company will adopt ASU 2023-09 on January 1, 2025, and it does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.

Accounts Receivable, Net - Related Party

Accounts Receivable, Net – Related Party

Accounts receivable, net – related party primarily consists of amounts due from sales of KORSUVA injection under the Company’s supply agreements with CSL Vifor, as well as revenues earned from its share of the profit generated from KORSUVA injection sales in the United States under the licensing agreements with CSL Vifor and royalty payments to the Company under Vifor

Agreement No. 2. The Company does not obtain collateral for its accounts receivable. All other receivables are included within other receivables on the Consolidated Balance Sheets.

The Company makes judgments as to its ability to collect outstanding receivables and provides an allowance for credit losses when collection becomes doubtful. Provisions are made based upon a specific review of all significant outstanding invoices and the overall quality and age of those invoices not specifically reviewed. The Company believes that credit risk associated with its licensing partners, CSL Vifor and Maruishi, is not significant. The Company reviews the need for an allowance for credit losses for any receivable based on various factors including payment history and historical bad debt experience. The Company had an insignificant allowance for credit losses as of December 31, 2024 and 2023.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in an amount that reflects the consideration to which it expects to be entitled in exchange for the transfer of promised goods or services to customers. To determine revenue recognition for contracts with customers, the Company performs the following steps: (1) identifies the contract with the customer, (2) identifies the performance obligations in the contract, (3) determines the transaction price, (4) allocates the transaction price to the performance obligations in the contract, and (5) recognizes revenue when (or as) the entity satisfies a performance obligation.

The Company has entered into agreements to license its intellectual property, or IP, related to difelikefalin to develop, manufacture and/or commercialize drug products. These agreements typically contain multiple performance obligations, including licenses of IP and R&D services. Payments to the Company under these agreements may include nonrefundable license fees, payments for research activities, payments based upon the achievement of certain milestones and royalties on any resulting net product sales. The Company receives its share of the net profits from the sale of KORSUVA injection in the United States through its license agreement with CSL Vifor. The Company has adopted a policy to recognize revenue net of tax withholdings, as applicable.

The Company identifies agreements as contracts that create enforceable rights and obligations when the agreement is approved by the parties, identifies the rights of the parties and the payment terms, has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods and services that will be transferred to the customer. The counterparty is considered to be a customer when it has contracted with the Company to obtain goods and services that are the output of the Company’s ordinary activities (i.e., development of pharmaceutical products) in exchange for consideration.

A performance obligation is a promise to transfer distinct goods or services to a customer. Performance obligations that are both capable of being distinct and distinct within the context of the contract are considered to be separate performance obligations. Performance obligations are capable of being distinct if the counterparty is able to benefit from the good or service on its own or together with other resources that are readily available to it. Performance obligations are distinct within the context of the contract when each performance obligation is separately identifiable from each other; i.e., the Company is not using the goods or services as inputs to produce or deliver the combined output or outputs specified by the customer; one or more of the goods or services does not significantly modify or customize one of the other goods or services in the contract; and goods or services are not highly interdependent or not highly interrelated. Performance obligations that are not distinct are accounted for as a single performance obligation over the period that goods or services are transferred to the customer. The determination of whether performance obligations in a contract are distinct may require significant judgment.

The transaction price is the amount of consideration that the Company expects to be entitled to in exchange for transferring promised goods or services to the customer based on the contract terms at inception of a contract. There is a constraint on inclusion of variable consideration related to licenses of IP, such as milestone payments or sales-based royalty payments, in the transaction price if there is uncertainty at inception of the contract as to whether such consideration will be recognized in the future because it is probable that there will be a significant reversal of revenue in the future when the uncertainty is resolved. The determination of whether or not it is probable that a significant reversal of revenue will occur in the future depends on the likelihood and magnitude of the reversal. Factors that could increase the likelihood or magnitude of a reversal of revenue include (a) the susceptibility of the amount of consideration to factors outside the entity’s influence, such as the outcome of clinical trials, the timing of initiation of clinical trials by the counterparty and the approval of drug product candidates by regulatory agencies, (b) situations in which the uncertainty is not expected to be resolved for a long period of time, and (c) level of the Company’s experience in the field. When it becomes probable that events will occur, for which variable consideration was constrained at inception of the contract, the Company allocates the related consideration to the separate performance obligations in the same manner as described below.

At inception of a contract, the Company allocates the transaction price to the distinct performance obligations based upon their relative standalone selling prices. Standalone selling price is the price at which an entity would sell a promised good or service separately to a customer. The best evidence of standalone selling price is an observable price of a good or service when sold separately by an entity in similar circumstances to similar customers. Since the Company typically does not have such evidence, it estimates standalone selling price so that the amount that is allocated to each performance obligation equals the amount that the Company expects to receive for transferring goods or services. The methods that the Company uses to make such estimates include (1) the adjusted market assessment approach, under which the Company forecasts and analyzes difelikefalin in the appropriate market, the phase of clinical development as well as considering recent similar license arrangements within the same phase of clinical development, therapeutic area, type of agreement, etc. and (2) the expected cost of satisfying the performance obligations plus a margin, or the expected cost plus a margin approach.

The Company recognizes revenue when, or as, it satisfies a performance obligation by transferring a promised good or service to a customer and the customer obtains control of the good or service. Revenue related to the grant of a license that is a distinct performance obligation and that is deemed to be functional IP is recognized at the point in time that the Company has the right to payment for the license, the customer has legal title to the license and can direct the use of the license (for example, to grant sublicenses), the customer has the significant risks and rewards of ownership of the license and the customer has accepted the asset (license) by signing the license agreement.

Recognition of revenue related to R&D services that are a distinct performance obligation or that are combined with granting of a license as a single performance obligation is deferred at inception of a contract and is recognized as those services are performed based on the costs incurred as a percentage of the estimated total costs to be incurred to complete the performance obligation.

The Company’s license agreements include the right to grant sub-licenses. The amount of any potential sub-license fees to be received by the Company, which is based on a formula if applicable to that respective agreement, is considered to be variable consideration and is constrained from inclusion in the transaction price at inception of the contract since at that time it was probable that there would be a reversal of such revenue in the future because the Company did not know if a sublicense would be granted in the future.

Milestone payments are considered to be variable consideration and are not included in the transaction price at inception of the contract if it is uncertain that the milestone will be achieved. Rather, when it becomes probable that the milestone will be achieved and, therefore, there will not be a significant reversal of revenue in future periods, the respective amount to be earned is included in the transaction price, allocated to the distinct performance obligations based on their relative standalone selling price and recognized as revenue, as described above. Sales milestones and sales-based royalty payments related to a license of IP are recognized as revenue when the respective sales occur.

Collaborative Revenue

Collaborative revenue includes the Company’s share of the profits generated by CSL Vifor’s sale of KORSUVA injection to third parties in the United States under its existing license agreements. The Company has adopted a policy to recognize revenue net of tax withholdings, as applicable.

The Company determined that CSL Vifor is a customer in relation to its profit share arrangement with CSL Vifor. The Company sells commercial product to CSL Vifor, who ultimately sells the commercial product to third parties. The Company’s profit share arrangement revenues generated from sales of KORSUVA injection in the United States are considered akin to sales-based royalties. In accordance with the sales-based royalty exception, the Company recognizes its share of the pre-tax commercial net profit generated from the sales of KORSUVA injection in the United States in the period the product sales are earned, as reported by CSL Vifor. The related COGS for CSL Vifor associated with the net profit share arrangement as well as the marketing and distribution fee for the applicable period reduces the Company’s profit share revenue for the period. The net sales amounts are determined based on amounts provided by CSL Vifor and involve the use of estimates and judgments, such as product sales allowances and accruals related to prompt payment discounts, and chargebacks, which could be adjusted based on actual results in the future. The Company is dependent on CSL Vifor for timely and accurate information regarding the net revenues from sales of KORSUVA injection in the United States to accurately report its results of operations. If the Company does not receive timely and accurate information or incorrectly estimates activity levels associated with the profit share arrangement at a given point in time, the Company could be required to record adjustments in future periods.

The Company records revenue transactions as net product revenue if it is deemed the principal in the transaction, which includes being the primary obligor, retaining inventory risk, and control over pricing. Given that the Company is not the primary obligor and does not have the inventory risks in the license agreement with CSL Vifor, it records its share of the net profits from the sales of KORSUVA injection in the United States on a net basis and presents the settlement payments from CSL Vifor as collaborative revenue. The Company and CSL Vifor settle the profit sharing quarterly (see Note 13, Collaboration and Licensing Agreements).

Collaborative revenue also includes milestone payments associated with the Company’s license agreement with Maruishi. Upfront and milestone payments associated with the license agreement with Maruishi are allocated between license and milestone fees and collaborative revenue based on the relative standalone selling prices determined at contract inception that were allocated to the R&D services performance obligation (see Note 14, Revenue Recognition).

Commercial Supply Revenue

Commercial supply revenue includes sales of KORSUVA injection commercial product to CSL Vifor, which ultimately acts as the principal in the net profit-sharing arrangement between the two parties since commercial launch in April 2022, which then sells to third parties in the United States. Commercial supply revenue is recognized when CSL Vifor obtains control of the Company’s commercial product, which occurs at a point in time, typically upon receipt of KORSUVA injection by CSL Vifor, and generally occurs after the commercial product has passed all quality testing required for acceptance by CSL Vifor. The Company calculates its commercial supply revenue based on its COGS plus an agreed upon margin.

License and Milestone Fees

License and milestone fees include upfront and milestone payments associated with the Company’s license agreements with CSL Vifor, Maruishi and CKDP. All upfront and milestone payments associated with the license agreements with CSL Vifor and CKDP are recognized as license and milestone fees since they contain only one performance obligation. Upfront and milestone payments associated with the license agreement with Maruishi are allocated between license and milestone fees and collaborative revenue based on the relative standalone selling prices determined at contract inception (see Note 14, Revenue Recognition).

Royalty Revenue

Royalty revenue includes amounts related to the Company’s royalties earned from CSL Vifor on the net sales of Kapruvia in Europe, based on the amount of net sales in a licensed territory during a calendar year. Sales-based royalty payments related to a license of IP are recognized as revenue when the respective sales occur, and the net sales tier is achieved. Beginning on October 1, 2023, royalty revenue will no longer be recognized until the Company has fulfilled its obligations under the HCR Agreement (see Note 10, Royalty Purchase and Sale Agreement).

Clinical Compound Revenue

Clinical compound revenue includes sales of clinical compound to Maruishi. The Company recognizes revenue on clinical compound sales when control has transferred to Maruishi, which occurs at a point in time, typically upon receipt of the clinical compound, and generally occurs after the clinical compound has passed all quality testing required for acceptance. The sales of clinical compound are reimbursed at COGS plus an agreed upon margin.

Other Revenue

Other revenue includes the royalty and milestone payments earned under Vifor Agreement No. 2 and the Maruishi Agreement in conjunction with ex-U.S. sales of KORSUVA/Kapruvia, which were sold to HCR under the HCR Agreement in the fourth quarter of 2023. This non-cash revenue will continue to be recorded until the Company has fulfilled its obligations under HCR Agreement.

Liquidity and going concern

Liquidity and Going Concern

The accompanying condensed consolidated financial statements have been prepared assuming that the Combined Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Since inception, the Combined Company has incurred net operating losses and negative cash flows from operations. As mentioned above and further discussed in Note 18, Subsequent Events, following the closing of the Merger on the Closing Date, Legacy Tvardi received approximately $23,800 in cash and cash equivalents from Cara. The Combined Company expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. Losses are expected to continue as the Combined Company continues to invest in research and development activities. The assessment of the Combined Company’s ability to meet its future obligations is inherently judgmental, subjective and susceptible to change. Given the inherent uncertainties in the forecast, the Combined Company considered both quantitative and qualitative factors that are known or reasonably knowable as of the date that these condensed consolidated financial statements are issued and concluded that there are conditions present in the aggregate that raise substantial doubt about the Combined Company’s ability to continue as a going concern.

To date, the Combined Company has no products approved for marketing and sale and it has not yet recorded any revenue from product sales. The Combined Company’s ability to achieve profitability is dependent on its ability to successfully develop its lead compound, conduct clinical trials, obtain regulatory approvals, and support commercialization activities for its product candidates. Any products developed will require approval of the U.S. Food and Drug Administration (“FDA”) or a foreign regulatory authority prior to commercial sale.

Since inception, the Combined Company has relied primarily on sales of redeemable convertible preferred stock and issuance of convertible debt to fund its operations. The Combined Company’s product candidates are still in the early stages of development, and substantial additional financing will be needed by the Combined Company to fund its operations and ongoing research and development efforts prior to the commercialization of its product candidates.

Significant additional funding is necessary to maintain current operations and to advance the Combined Company’s research and development activities. The Combined Company plans to seek additional funding through equity offerings or debt financings, credit or loan facilities, and strategic alliances and licensing arrangements. The Combined Company’s ability to access capital when and in the amount needed is not assured. As a result, the Combined Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.

The accompanying condensed consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Combined Company is unable to continue as a going concern.